Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2012
Impact of Adoption of Accounting Guidance

Revenue for the year ended December 31, 2011, deferred revenue as of December 31, 2011, and the Company’s estimate of revenue and deferred revenue that would have been reported if the transactions entered into or materially modified during the year ended December 31, 2011 were subject to accounting guidance previous to ASU 2009-13 are shown in the following table:

	Year ended December 31, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
		(in thousands)
Revenue
Subscription	$170,696	$173,093	$(2,397)
Professional Services	36,797	32,752	4,045

Total Revenue	$207,493	$205,845	$1,648

Total Deferred Revenue	$39,273	$40,921	$(1,648)

Revenue by Geographic Region

Revenue by geographic region, based on the billing address of the clients, was as follows for the periods presented:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except percentages)
United States	$89,979	$124,167	$178,623	$82,462	$109,953
International	5,464	10,100	28,870	10,400	23,422

Total revenue	$95,443	$134,267	$207,493	$92,862	$133,375

Percentage of revenue generated outside the United States	6%	8%	14%	11%	18%

Carrying Amount of Goodwill and Intangible Assets

Intangible assets are amortized over their estimated useful lives between two and five years as shown in the table below. Amortization is based on the pattern in which the economic benefits of the intangible asset will be consumed.

	As of December 31,		As of June 30,	Economic Useful Life (in Years)
	2010	2011	2012
	(in thousands)
			(unaudited)
Goodwill	$15,868	$18,447	$18,271	Indefinite

Customer lists	$1,305	$2,501	$2,423	4 - 5
Software technology	1,200	1,200	1,200	4
Noncompete agreements	1,032	1,673	1,007	2 - 3

Total gross intangible assets	$3,537	$5,374	$4,630
Less accumulated amortization	(975)	(2,088)	(2,065)

Net intangible assets	$2,562	$3,286	$2,565

Future Amortization Expense Related to Intangibles

six months ended June 30, 2011 and 2012, respectively. Future amortization expense relating to intangibles is as follows:

Amortization Expense
(in thousands)
Remaining 2012	$527
2013	963
2014	590
2015	338
2016	147
Thereafter	—

Total amortization expense	$2,565

Components of Basic and Diluted Net Loss Per Common Share

The following table reconciles the components of basic and diluted net loss per common share:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
	(in thousands, except share amounts)			(unaudited)
Net loss available to common stockholders—basic and diluted	$(61,086)	$(12,090)	$(35,435)	$(6,968)	$(7,285)
Weighted average number of common shares outstanding—basic and diluted	10,417,392	7,978,304	8,750,540	8,612,684	40,345,884

Schedule of Anti-Dilutive Shares

The numbers of preferred stock (once converted), stock options and restricted stock awards that could potentially dilute net loss per basic share in the future, but have not been included in the computation of net loss per diluted share because to do so would have been antidilutive, were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Anti-dilutive shares	36,747,222	43,937,180	47,917,586	45,185,724	27,387,230